ACQUISITION DEPOSITS	12 Months Ended
Mar. 31, 2022
Business Combination and Asset Acquisition [Abstract]
ACQUISITION DEPOSITS

NOTE 8 – ACQUISITION DEPOSITS

	March 31,	March 31,
	2022	2021
Deposit on Toronto High School (a)	$128,048	$127,232
Deposit on Conbridge College (b)	–	31,808
Deposit on Lowell Academy (c)	–	87,167
Deposit on Max the Mutt Animation (d)	–	795,200
Deposit on property (e)	–	52,483
Deposit on building purchase - downtown Markham (f)	–	1,402,900
Deposit on building purchase - Moatfiled Toronto (g)	7,236,193	–
Total acquisition deposits	$7,364,241	$2,496,790

(a) Toronto High School

On November 1, 2020, Farvision Education entered into an acquisition agreement with one individual who was the original shareholder of Toronto High School Inc. (“Toronto High School”), a private high school registered with Ontario Ministry of Education. Pursuant to the agreement, Farvision Education shall acquire 80% of the equity interest of Toronto High School for a total consideration of $192,072 (C$240,000). Farvision Education paid acquisition deposit of $128,048 (C$160,000) upon signing the agreement. The acquisition is expected to be completed by June 30, 2022. In the event that this acquisition is not closed, the $128,048 (C$160,000) deposit is fully refundable. On July 19, 2022, the Board of the Company made the decision to terminate this acquisition. The acquisition deposit was returned to the Company. Also see Note 18.

(b) Conbridge College of Business and Technology

On March 1, 2021, Farvision Education entered into an investment agreement with two individuals who were the original shareholders of 7621531 Canada Inc. (o/a “Conbridge College of Business and Technology”), a private vocational college registered with Ontario Ministry of Colleges and Universities. Pursuant to the agreement, Farvision Education will acquire 80% of the equity interest of Conbridge College of Business and Technology for a total consideration of $64,064 (C$80,000). As at March 31, 2021, the Company has made a deposit of $32,012 (C$40,000) on the acquisition. The acquisition has been closed on September 1, 2021. Refer to Note 9.

(c) Lowell Academy

On June 12, 2021, Farvision Education entered into an investment agreement with two individuals who were the original shareholders of 9651837 Canada Inc. (o/a “Lowell Academy”), a private high school offering classes for Grades 9-12 students and registered with Ontario Ministry of Education. Pursuant to the agreement, Farvision Education subscribed 70% of the shares of Lowell Academy for a consideration of $168,063 (C$210,000). As at March 31, 2021, the Company has outstanding accounts receivable balance of $65,873 due to office rental and other receivable balance of $87,167 due to renovation costs from Lowell Academy. During the year ended March 31, 2022, the Company has charged additional rental income of $24,162 from Lowell Academy, and paid additional renovation costs of $36,145 on behalf of Lowell Academy. Lowell Academy paid $65,873 cash to the Company to offset the accounts receivable balance outstanding in prior year. Both parties agreed to use the remaining outstanding balance on the acquisition date on June 12, 2021 as part of the consideration, resulting in a payable balance of $20,110 to Lowell Academy for such acquisition. Also see Note 9.

(d) Max The Mutt Animation

On December 19, 2020, Farvision Education entered into a purchase agreement with the original shareholders of Max the Mutt Animation Inc. (“MTM Animation”), to purchase all of the issued and outstanding shares of MTM Animation for total consideration of $1.7 million (C$2.1 million). Except for this fixed or guaranteed purchase price, the Company shall also make post-closing performance-based payments aggregating up to $400,150 (C$500,000). The payment shall be made by initial deposit and additional deposit of total $800,300 (C$1.0 million), closing amount of $656,246 (C$820,000) at the closing date, and deferred purchase payments of total $224,084 (C$280,000) over the three years after the closing. The performance-based payments of $400,150 (C$500,000) shall be based on the net income over five years after the closing, and if total calculated performance-based payments does not exceed to the limit of $400,150 (C$500,000) as of December 31, 2025, the unpaid portion will be forgiven. On the closing date, MTM Animation stockholders shall transfer 70% of the purchased shares to the Company. The remaining 30% shall be transferred over three years by transferring 10% of the purchased shares to the Company on the anniversary of the first three years after the closing when the deferred purchase payments are paid. As of March 31, 2021, the Company paid acquisition deposit of total $800,300 (C$1,000,000). On February 28. 2022, the Company paid the amount of $561,018 (C$701,010) and left the remaining payable balance of $95,228 (C$118,990) outstanding. The transaction was successfully closed on February 28, 2022 and the ownership of 70% was transferred to the Company. As of March 31, 2022, the Company has a payable balance of $95,228 to MTM Animation original shareholders and the outstanding balance was paid off in June 2022.

(e) Residential Property

On June 1, 2020, the Company entered a purchase agreement with an unrelated party to purchase a residential property at price of approximately $1.2 million (C$1.5 million). The original closing date of the purchase is June 4, 2021 and the Company has the option to extend the deadline. As of March 31, 2021, the Company made a deposit of $52,820 (C$66,000). In September 2021, the purchase agreement was terminated and the seller sold this property to a third party. Ms. Fan Zhou personally assumed the loss of the deposit.

(f) Office Buildings – downtown Markham

On November 23 and November 25, 2020, the Company signed two purchase agreements to purchase two office buildings in downtown of Markham, Ontario through its two subsidiaries, Animation Group and NeoCanaan Investment. The total considerations on these two properties are $10.0 (C$12.5) million and $7.9 (C$9.9) million, respectively. The final closing date is April 15, 2021. As at March 31, 2021, the Company made the deposit of $760,285 (C$950,000) and $651,611 (C$814,209) on these two properties respectively. The ownerships of properties were transferred to the Company on April 15, 2021.

(e) Office Buildings - Moatfield Property

On May 19, 2021, the Company entered into a purchase agreement to purchase two office buildings in Toronto for a total price of $73.2 million (C$93.3 million). The Company agreed to pay a first deposit of $1.6 million (C$2 million) at agreement signing, a second deposit of $0.8 million (C$1.0 million) on October 8, 2021, a third deposit of $2.4 million (C$3 million) on November 9, 2021, and a fourth deposit of $2.4 million (C$3 million) on March 10, 2022. On March 31, 2022, the Company entered into an amendment with the vendor to amend the closing date to May 26, 2022 or such other date as the vendor and the Company may agree in writing. Pursuant to the amended agreement, the Company made the fifth deposit of $1.44 million (C$1.8 million) on April 4, 2022.

On May 25, June 10, and July 15, 2022, the Company entered into the sixth, seventh and eighth amendments to the Moatfield Drive Purchase Agreement. Pursuant to these amendments, the Company paid a sixth deposit of approximately $4.8 million (C$6 million) on May 25, 2022, a seventh deposit of $0.8 million (C$1 million) on June 17, 2022, and an eighth deposit of $0.8 million (C$1 million) on July 15, 2022. The Company has agreed to increase the purchase price by another $800,300 (C$1M), and the closing date has been postponed to August 18, 2022. If the purchase is not completed as a result of the default of the Company, the total deposits of $15.04 million (C$18.8 million) is not refundable and will be forfeited. Also see Note 18.